SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Shipping and handling costs, Research and development (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Research and development expenses	$ 100,844	$ 69,822	$ 58,407
Shipping and Handling | CSI Solar Segment
Selling and distribution expenses	$ 237,947	$ 453,865	$ 316,358